UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-1731

Source Capital, Inc.
(Exact name of registrant as specified in charter)

11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA		90025
(Address of principal executive offices)		(Zip code)

Copy to:

J. RICHARD ATWOOD, PRESIDENT Source Capital, Inc. 11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA 90025		MARK D. PERLOW, ESQ. DECHERT LLP ONE BUSH STREET STE. 1600 SAN FRANCISCO, CA 94104
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

ITEM 1. Schedule of Investments.

SOURCE CAPITAL, INC.

PORTFOLIO OF INVESTMENTS

March 31, 2016

(Unaudited)

	Shares	Fair Value
COMMON STOCKS
Infrastructure Software — 9.3%
Microsoft Corporation	191,170	$10,558,319
Oracle Corporation	513,030	20,988,057
		$31,546,376
Diversified Banks — 5.5%
Bank of America Corporation	562,580	$7,606,082
Citigroup, Inc.	266,650	11,132,637
		$18,738,719
Insurance Brokers — 4.5%
Aon plc (Britain)	147,130	$15,367,728

Aircraft & Parts — 4.0%
United Technologies Corporation	135,500	$13,563,550

Base Metals — 3.7%
Alcoa, Inc.	1,158,800	$11,101,304
MMC Norilsk Nickel PJSC (ADR) (Russia)	104,860	1,353,743
		$12,455,047
P&C Insurance — 3.6%
American International Group, Inc.	224,700	$12,145,035

Communications Equipment — 3.2%
Cisco Systems, Inc.	375,880	$10,701,304

Semiconductor Devices — 2.7%
Analog Devices, Inc.	89,390	$5,290,994
QUALCOMM, Inc.	74,250	3,797,145
		$9,088,139
Electrical Components — 2.6%
TE Connectivity, Ltd. (Switzerland)	140,110	$8,675,611

Internet Media — 2.4%
Alphabet, Inc. (Class C)*	5,291	$3,941,531
Alphabet, Inc. (Class A)*	5,276	4,025,060
		$7,966,591
Consumer Finance — 2.2%
American Express Co.	121,140	$7,437,996

Electrical Power Equipment — 2.1%
General Electric Co.	222,850	$7,084,401

Advertising & Marketing — 1.9%
WPP plc (Britain)	267,530	$6,251,581

Investment Companies — 1.7%
Groupe Bruxelles Lambert SA (Belgium)	68,290	$5,634,547

See notes to financial statements.

	Shares or Principal Amount	Fair Value
Life Science Equipment — 1.5%
Thermo Fisher Scientific, Inc.	36,120	$5,114,231

Exploration & Production — 1.5%
Occidental Petroleum Corporation	74,320	$5,085,718

Household Products — 1.5%
Henkel AG & Co. KGaA (Germany)	30,640	$3,011,312
Unilever NV (CVA) (Britain)	46,280	2,074,093
		$5,085,405
Integrated Oils — 1.0%
Gazprom PAO (ADR) (Russia)	303,960	$1,310,979
Lukoil PJSC (ADR) (Russia)	34,850	1,338,763
Rosneft OAO (GDR) (Russia)	136,800	621,346
		$3,271,088
Oil & Gas Services & Equipment — 0.7%
Halliburton Co.	70,090	$2,503,615

Food & Drug Stores — 0.6%
Jardine Strategic Holdings, Ltd. (Hong Kong)	64,000	$1,910,400

Banks — 0.1%
Sberbank of Russia PJSC (ADR) (Russia)	63,190	$439,802

TOTAL COMMON STOCKS — 56.3% (Cost $192,077,857)		$190,066,884

BONDS & DEBENTURES

Commercial Mortgage-Backed Securities — 5.0%
Agency Stripped — 4.0%
Government National Mortgage Association
2013-63 IO — 0.769% 9/16/2051@	$20,996,621	$1,228,147
2013-74 — 0.776% 12/16/2053@	21,308,728	1,209,871
2012-58 IO — 0.849% 2/16/2053@	14,106,533	786,721
2014-171 — 0.869% 11/16/2055@	20,968,490	1,280,139
2013-146 — 0.876% 11/16/2048@	20,063,831	1,089,807
2012-79 IO — 0.881% 3/16/2053@	8,701,582	490,421
2012-85 IO — 0.897% 9/16/2052@	6,363,439	382,935
2012-114 IO — 0.905% 1/16/2053@	18,563,693	1,297,422
2013-142 — 0.961% 9/16/2051@	830,500	53,676
2015-19 IO — 0.991% 1/16/2057@	14,072,136	1,156,686
2012-109 — 0.994% 10/16/2053@	18,620,457	981,432
2014-153 IO — 1.015% 4/16/2056@	15,502,672	1,223,710
2014-187 IO — 1.017% 5/16/2056@	9,032,132	713,981
2015-114 IO — 1.046% 3/15/2057@	2,528,491	197,662

See notes to financial statements.

	Principal Amount	Fair Value
2015-108 IO — 1.143% 10/16/2056@	$15,908,044	$1,380,681
		$13,473,291
Non-Agency — 1.0%
COMM Mortgage Trust 2012-9W57 A — 2.365% 2/10/2029**	$995,000	$1,001,050
Monty Parent Issuer 1 LLC 2013-LTR1 B — 4.25% 11/20/2028**	30,809	30,817
Ores NPL LLC 2013-LV2 A — 3.081% 9/25/2025**	700,949	698,554
Rialto Capital Management LLC
2014-LT5 B — 5.00% 5/15/2024**,††	500,000	490,000
2014-LT6 B — 5.486% 9/15/2024**	111,000	110,976
RREF LLC 2014-LT6 A — 2.75% 9/15/2024**	1,188,284	1,187,899
		$3,519,296
TOTAL COMMERICAL MORTGAGE-BACKED SECURITIES (Cost $16,844,141)		$16,992,587

Residential Mortgage-Backed Securities — 7.3%
Agency Collateralized Mortgage Obligation — 2.3%
Federal Home Loan Mortgage Corporation
3690 G — 2.50% 6/15/2020	$312,935	$318,457
3782 PA — 2.75% 11/15/2028	1,203,252	1,222,296
4483 A — 3.00% 12/15/2029	1,162,518	1,204,782
3770 WA — 4.00% 11/15/2028	882,817	908,871
3957 BV — 4.00% 10/15/2029	1,229,689	1,249,397
3796 KN — 4.00% 6/15/2037	504,073	522,757
Federal National Mortgage Association
2012-117 DA — 1.50% 12/25/2039	535,761	522,359
2015-93 KC — 2.00% 9/25/2044	1,273,153	1,274,452
2014-4 KA — 3.00% 1/25/2044	149,236	153,300
2003-78 B — 5.00% 8/25/2023	430,763	466,956
		$7,843,627
Agency Pool Fixed Rate — 1.5%
Federal Home Loan Mortgage Corporation
G13122 — 5.00% 4/1/2023	$386,223	$417,561
G15744 — 5.00% 6/1/2026	920,797	974,187
G13145 — 5.50% 4/1/2023	862,040	937,072
Federal National Mortgage Association
889109 — 5.00% 1/1/2023	332,001	356,028
AE0286 — 5.00% 4/1/2025	455,109	491,616
AL7725 — 5.00% 9/1/2025	1,269,907	1,350,932
256717 — 5.50% 5/1/2022	334,005	361,336
		$4,888,732
Agency Stripped — 0.2%
Federal Home Loan Mortgage Corporation 3775 LI — 3.50% 12/15/2020	$1,574,443	$84,712
Federal National Mortgage Association 2010-57 ID — 4.00% 6/25/2025	2,144,968	206,452
Government National Mortgage Association 2016-34 — 1.016% 1/16/2058	5,877,000	502,997
		$794,161
Non-Agency Collateralized Mortgage Obligation — 3.3%
BCAP LLC Trust 2010-RR8 2A6 — 2.193% 11/26/2036**,@	$1,320,000	$1,313,567
Nationstar HECM Loan Trust A 2016-1A A — 2.981% 2/25/2026**,††	369,956	370,156
RiverView HECM Trust 2007-1 A — 1.01% 5/25/2047**,@	432,021	362,280

See notes to financial statements.

	Principal Amount	Fair Value
Sunset Mortgage Loan Co. LLC 2014-NPL1 A — 3.228% 8/16/2044**,@@	$177,309	$176,827
Towd Point Mortgage Trust 2015-1 AES — 3.00% 10/25/2053**	772,203	784,607
Towd Point Mortgage Trust 2015-1 2015-2 2A1 — 3.75% 11/25/2057**,@	545,753	554,978
VOLT XL LLC 2015-NP14 A1 — 4.375% 11/27/2045**,@@	1,263,200	1,260,417
VOLT XXV LLC 2015-NPL8 A1 — 3.50% 6/26/2045**,@@	669,669	662,216
VOLT XXVII LLC 2014-NPL7 A1 — 3.375% 8/27/2057**,@@	1,227,461	1,215,102
VOLT XXX LLC 2015-NPL1 A1 — 3.625% 10/25/2057**,@@	887,233	877,151
VOLT XXXI LLC 2015-NPL2 A1 — 3.375% 2/25/2055**,@@	1,213,738	1,197,054
VOLT XXXIII LLC 2015-NPL5 A1 — 3.50% 3/25/2055**,@@	1,182,187	1,169,195
VOLT XXXV LLC 2015-NPL9 A1 — 3.50% 6/26/2045**,@@	1,207,455	1,185,422
		$11,128,972
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $24,511,090)		$24,655,492

Asset-Backed Securities — 17.3%
Auto — 11.6%
AmeriCredit Automobile Receivables Trust 2013-1 D — 2.09% 2/8/2019	$1,300,000	$1,300,555
Capital Auto Receivables Asset Trust 2015-2 A3 — 1.73% 9/20/2019	1,185,000	1,185,524
Credit Acceptance Auto Loan Trust
2014-1A A — 1.55% 10/15/2021**	1,250,000	1,248,976
2015-1A A — 2.00% 7/15/2022**	1,390,000	1,391,302
2014-1A B — 2.29% 4/15/2022**	925,000	919,820
2014-2A B — 2.67% 9/15/2022**	153,000	153,528
2015-2A B — 3.04% 8/15/2023**	251,000	253,154
Drive Auto Receivables Trust 2015-BA B — 2.12% 6/17/2019**	1,300,000	1,298,695
DT Auto Owner Trust
2016-1A A — 2.00% 9/16/2019**	1,156,010	1,156,884
2014-2A C — 2.46% 1/15/2020**	1,139,000	1,137,961
Enterprise Fleet Financing LLC
2014-1 A2 — 0.87% 9/20/2019**	884,906	881,904
2014-2 A2 — 1.05% 3/20/2020**	1,109,368	1,104,049
2015-1 A2 — 1.30% 9/20/2020**	1,185,727	1,176,287
2013-2 A3 — 1.51% 3/20/2019**	800,000	798,943
2016-1 A2 — 1.83% 9/20/2021**	1,300,000	1,297,930
First Investors Auto Owner Trust
2015-1A A2 — 1.21% 4/15/2019**	88,081	87,962
2014-1A A3 — 1.49% 1/15/2020**	1,059,125	1,058,984
2013-1A B — 1.81% 10/15/2018**	530,000	529,575
2016-1A A1 — 1.92% 5/15/2020**	1,210,813	1,212,336
2016-1A A2 — 2.26% 4/15/2021**	1,096,000	1,094,092
Ford Credit Auto Owner Trust
2013-D B — 1.54% 3/15/2019	1,250,000	1,252,356
2013-C C — 1.91% 3/15/2019	456,000	457,427
Hyundai Auto Lease Securitization Trust 2014-A B — 1.30% 7/16/2018**	1,000,000	998,596
Prestige Auto Receivables Trust
2015-1 A2 — 1.09% 2/15/2019**	258,373	258,084
2014-1A A3 — 1.52% 4/15/2020**	230,000	229,988
2015-1 A3 — 1.53% 2/15/2021**	1,300,000	1,296,503
2016-1A A3 — 1.99% 6/15/2020**	1,256,000	1,261,362
Santander Drive Auto Receivables Trust
2015-1 A3 — 1.27% 2/15/2019	1,300,000	1,298,475

See notes to financial statements.

	Principal Amount	Fair Value
2015-4 A3 — 1.58% 9/16/2019	$395,000	$395,424
2014-2 B — 1.62% 2/15/2019	1,300,000	1,300,716
2013-1 C — 1.76% 1/15/2019	1,149,655	1,151,059
2013-3 C — 1.81% 4/15/2019	1,246,000	1,247,209
2014-4 B — 1.82% 5/15/2019	1,300,000	1,301,524
2015-2 B — 1.83% 1/15/2020	1,300,000	1,296,044
2014-2 C — 2.33% 11/15/2019	1,300,000	1,305,394
2013-A C — 3.12% 10/15/2019**	1,300,000	1,313,069
2012-3 D — 3.64% 5/15/2018	1,300,000	1,312,496
Westlake Automobile Receivables Trust
2015-1A A2 — 1.17% 3/15/2018**	745,092	744,020
2016-1A B — 2.68% 9/15/2021**	1,300,000	1,302,658
		$39,010,865
Other — 5.7%
ARI Fleet Lease Trust
2015-A A2 — 1.11% 11/15/2018**	$1,176,470	$1,173,253
2016-A A2 — 1.82% 7/15/2024**	564,000	563,726
Ascentium Equipment Receivables LLC
2015-1A A3 — 1.61% 10/13/2020**	772,000	769,478
2015-2A B — 2.62% 12/10/2019**	1,256,000	1,251,117
Cabela’s Credit Card Master Note Trust
2012-2A A1 — 1.45% 6/15/2020**	1,300,000	1,304,122
2012-1A A1 — 1.63% 2/18/2020**	1,253,000	1,256,568
Chesapeake Funding II LLC 2016-1A A1 — 2.11% 3/15/2028**	1,362,000	1,361,802
CONN Funding II, L.P.
2016-A A — 4.68% 4/16/2018**,††	601,000	601,162
2016-A B — 8.96% 8/15/2018**,††	665,000	666,057
Golden Credit Card Trust 2012-4A A — 1.39% 7/15/2019**	1,300,000	1,300,045
GreatAmerica Leasing Receivables Funding LLC Series
2015-1 A2 — 1.12% 6/20/2017**	861,860	860,934
2016-1 A3 — 1.73% 6/20/2019**	1,000,000	997,513
Leaf Receivables Funding 10 LLC 2015-1 B — 2.42% 1/15/2021**,††	834,000	828,896
Panhandle-Plains Student Finance Corporation Rev., (STUDENT LN REV NT SR 2001A-2 A), — 1.932% 12/1/2031††	800,000	795,000
PFS Financing Corporation
2014-AA A — 1.036% 2/15/2019**,@	1,500,000	1,496,447
2014-BA A — 1.036% 10/15/2019**,@	1,450,000	1,436,742
2016-A A — 1.636% 2/18/2020**,@	1,263,000	1,261,909
Synchrony Credit Card Master Note Trust
2012-6 A — 1.36% 8/17/2020	325,000	324,636
2015-3 A — 1.74% 9/15/2021	1,012,000	1,012,053
		$19,261,460
TOTAL ASSET-BACKED SECURITIES (Cost $58,236,831)		$58,272,325

Corporate Bonds & Notes — 1.0%
Basic Materials — 0.4%
Thompson Creek Metals Co., Inc. — 9.75% 12/1/2017	$1,500,000	$1,406,250

Consumer, Cyclical — 0.1%
Continental Airlines 2000-1 Class B Pass Through Trust — 8.388% 5/1/2022	$29,992	$30,292

See notes to financial statements.

	Principal Amount	Fair Value
Northwest Airlines 1999-2 Class C Pass Through Trust — 8.304% 9/1/2010††	$276,802	$139,093
US Airways 1998-1B Pass Through Trust — 7.35% 7/30/2019	59,936	61,021
		$230,406
Energy — 0.3%
Atwood Oceanics, Inc. — 6.50% 2/1/2020	$1,750,000	$831,250

Financial — 0.0%
N671US Trust — 7.50% 9/15/2020**,††	$91,131	$94,321

Industrial — 0.2%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu — 7.875% 8/15/2019	$624,000	$645,840
Air 2 US — 10.127% 10/1/2020**,††	426,921	110,999
		$756,839
TOTAL CORPORATE BONDS & NOTES (Cost $3,764,728)		$3,319,066

Corporate Bank Debt — 0.5%
MB FO Term Loan — 4.889% 11/20/2021**	$440,000	$438,275
MB FODD Term Loan — 2.00% 3/31/2017††,**	210,000	1,277
MB LO Term Loan — 10.389% 11/20/2021**	140,000	140,718
MB LODD Term Loan — 2.00% 3/31/2017††,**	210,000	3,177
WireCo WorldGroup, Inc. — 6.00% 2/15/2017**	1,156,105	1,142,117

TOTAL CORPORATE BANK DEBT (Cost $1,682,681)		$1,725,564

Municipals — 0.1%
Wayne County GO, (TXBL), — 5.75% 12/1/2017†† (Cost $274,869)	$273,000	$273,683

U.S. Treasuries — 6.4%
U.S. Treasury Notes
— 0.50% 9/30/2016	$18,000,000	$18,005,274
— 1.00% 12/15/2017	1,300,000	1,305,929
— 1.375% 8/31/2020	2,416,000	2,439,680

TOTAL U.S. TREASURIES (Cost $21,733,413)		$21,750,883

TOTAL BONDS & DEBENTURES (Cost $127,047,753)		$126,989,600

TOTAL INVESTMENT SECURITIES — 93.9% (Cost $319,125,610)		$317,056,484

Short-Term Investments — 5.9%
State Street Bank Repurchase Agreement — 0.03% 4/1/2016 (Dated 03/31/2016, repurchase price of $20,073,017, collateralized by: $18,765,000 principal amount U.S. Treasury Bond - 2.75% 2023, fair value $20,477,306)	20,073,000	$20,073,000

TOTAL SHORT-TERM INVESTMENTS (Cost $20,073,000)		$20,073,000

TOTAL INVESTMENTS — 99.8% (Cost $339,198,610)		$337,129,484
Other Assets and Liabilities, net — 0.2%		625,719
NET ASSETS — 100.0% — NOTE 2		$337,755,203

See notes to financial statements.

*Non-income producing security.

@Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2016.

**Restricted securities. These restricted securities constituted 17.15% of total net assets at March 31, 2016, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Company does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Company’s Board of Directors.

††These securities have been valued in good faith under policies adopted by authority of the Board of Director in accordance with the Company’s fair value procedures. These securities constituted 1.29% of total net assets at March 31, 2016.

@@Step Coupon - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2016.

See notes to financial statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Company uses the following methods and inputs to establish the fair value of its assets and liabilities.  Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day.  If there have been no sales that day, equity securities are generally valued at the last available bid price.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Company’s officers, are valued at the most recent bid price.  However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers.  Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Company’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Company classifies its assets based on three valuation methodologies.  Level 1 values are based on quoted market prices in active markets for identical assets.  Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility.  Level 3 values are based on significant unobservable inputs that reflect the Company’s determination of assumptions that market participants might reasonably use in valuing the assets.  The valuation levels are not necessarily an indication of the risk associated with investing in those securities.  The following table presents the valuation levels of the Company’s investments as of March 31, 2016:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Infrastructure Software	$31,546,376	$—	$—	$31,546,376
Diversified Banks	18,738,719	—	—	18,738,719
Insurance Brokers	15,367,728	—	—	15,367,728
Aircraft & Parts	13,563,550	—	—	13,563,550
Base Metals	12,455,047	—	—	12,455,047
P&C Insurance	12,145,035	—	—	12,145,035
Communications Equipment	10,701,304	—	—	10,701,304
Semiconductor Devices	9,088,139	—	—	9,088,139
Electrical Components	8,675,611	—	—	8,675,611
Internet Media	7,966,591	—	—	7,966,591
Consumer Finance	7,437,996	—	—	7,437,996
Electrical Power Equipment	7,084,401	—	—	7,084,401
Advertising & Marketing	6,251,581	—	—	6,251,581
Investment Companies	5,634,547	—	—	5,634,547
Life Science Equipment	5,114,231	—	—	5,114,231
Exploration & Production	5,085,718	—	—	5,085,718
Household Products	5,085,405	—	—	5,085,405
Integrated Oils	3,271,088	—	—	3,271,088
Oil & Gas Services & Equipment	2,503,615	—	—	2,503,615
Food & Drug Stores	1,910,400	—	—	1,910,400
Banks	439,802	—	—	439,802
Commercial Mortgage-Backed Securities
Agency Stripped	—	13,473,291	—	13,473,291
Non-Agency	—	3,029,296	490,000	3,519,296
Residential Mortgage-Backed Securities
Agency Collateralized Mortgage Obligation	—	7,843,627	—	7,843,627
Agency Pool Fixed Rate	—	4,888,732	—	4,888,732
Agency Stripped	—	794,161	—	794,161
Non-Agency Collateralized Mortgage Obligation	—	10,758,816	370,156	11,128,972
Asset-Backed Securities
Auto	—	39,010,865	—	39,010,865
Other	—	16,370,345	2,891,115	19,261,460
Corporate Bonds & Notes	—	2,974,653	344,413	3,319,066
Corporate Bank Debt	—	1,721,110	4,454	1,725,564
Municipals	—	—	273,683	273,683
U.S. Treasuries	—	21,750,883	—	21,750,883
Short-Term Investment	—	20,073,000	—	20,073,000
	$190,066,884	$142,688,779	$4,373,821	$337,129,484

See notes to financial statements.

The following table summarizes the Company’s Level 3 investment securities and related transactions during the period ended March 31, 2016:

Investment	Beginning Value at September 30, 2015	Net Realized and Unrealized Gains (Losses)*	Purchases	(Sales)	Gross Transfers In(Out)	Ending Value at March 31, 2016	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at March 31, 2016
Commercial Mortgage-Backed Securities Non-Agency	—	$(5,156)	$495,156	—	—	$490,000	$(5,257)
Residential Mortgage-Backed Securities Agency Collateralized Mortgage Obligation	$1,284,490	16,808	—	$(26,847)	$(1,274,451)	—	16,304
Residential Mortgage-Backed Securities Non-Agency Collateralized Mortgage Obligation	—	200	389,000	(19,044)	—	370,156	200
Other Asset-Backed Securities	—	19,129	2,871,986	—	—	2,891,115	18,754
Corporate Bonds & Notes	—	(28,719)	428,279	(55,147)	—	344,413	(47,737)
Corporate Bank Debt	—	4,454	—	—	—	4,454	4,454
Municipals	1,357,000	(1,336)	333,019	(1,415,000)		273,683	(1,187)
	$2,641,490	$5,380	$4,517,440	$(1,516,038)	$(1,274,451)	$4,373,821	$(14,469)

*       Net realized and unrealized gains (losses) are included in the related amounts in the statement of operations.

Investments classified within Level 3 of the fair value hierarchy are valued by the Adviser in good faith under procedures adopted by authority of the Company’s Board of Directors. The Adviser employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any.  However, there are generally no observable trade activities in these securities.  The Adviser reports to the Board of Directors at their regularly scheduled quarterly meetings, or more often if warranted.  The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used.  When appropriate, the Adviser will recommend changes to the procedures and process employed.  The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.  Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period.  There were transfers of $1,274,451 out of Level 3 into Level 2 during the period ended March 31, 2016.

The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of March 31, 2016:

Financial Assets	Fair Value at March 31, 2016	Valuation Technique(s)	Unobservable Inputs	Price/Range

Commercial Mortgage-Backed Non-Agency	$490,000	Third-Party Broker Quote*	Quotes/Prices	$98.00

Residential Mortgage-Backed Non-Agency CMO	$370,156	Third-Party Broker Quote*	Quotes/Prices	$100.05

Asset-Backed Other	$2,891,115	Third-Party Broker Quote*	Quotes/Prices	$99.38 - $100.16

Corporate Bonds and Notes	$344,413	Third-Party Broker Quote*	Quotes/Prices	$26.00 - $103.50

Corporate Bank Debt	$4,454	Unfunded Commitment at Discount**	Prices	$99.61- $100.51
			Discount	1%

Municipals	$273,683	Third-Party Broker Quote*	Quotes/Prices	$100.25

*The Third-Party Broker Quote technique involves obtaining an independent third-party broker quote for the security.

** The Unfunded Commitment at Discount technique involves obtaining a daily independent pricing vendor quote and subtracting the unfunded commitment discounted price of $99.00.

NOTE 2 — Federal Income Tax

The cost of investment securities held at March 31, 2016 (excluding short-term investments), was $319,201,805 for federal income tax purposes.  Net Unrealized depreciation consists of:

Gross unrealized appreciation:	$5,710,049
Gross unrealized depreciation:	(7,855,370)
Net unrealized depreciation:	$(2,145,321)

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d))under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)           The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SOURCE CAPITAL, INC.

By:	/s/ J. Richard Atwood
J. Richard Atwood,
President (Principal Executive Officer)

Date:	May 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Richard Atwood
J. Richard Atwood,
President (Principal Executive Officer)

Date:	May 31, 2016

By:	/s/ E. Lake Setzler III
E. Lake Setzler III,
Treasurer (Principal Financial Officer)

Date:	May 31, 2016